CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash at bank	$ 194,590	$ 60,790	$ 5,377
Available-for-sale investment		0	342,706
Accounts receivable, net of allowance of $nil	264,749	329,891	363,491
Inventories	1,487,683	224,879	246,881
Due from related companies	188,202	772,661	720,150
Prepaid expenses and other current assets	301,370	141,017	187,770
Total current assets	2,436,594	1,529,238	1,866,375
Other assets
Deposit for acquisition	0	446,192	0
Right-of-use assets	1,005,649	294,188	0
Property, plant and equipment, net	15,353	9,839	9,343
Total other assets	1,021,002	750,219	9,343
Total assets	3,457,596	2,279,457	1,875,718
Current liabilities
Bank loan	402,254	460,030	206,070
Accrued expenses and other payables	206,262	66,673	150,181
Due to a director			41,673
Value added and other taxes payable	51,592	8,901	10,414
Lease liabilities, current	101,134	93,077	0
Income tax payable			15,309
Total current liabilities	761,242	628,681	423,647
Non-current liabilities
Bank loan, non-current	261,251	0
Lease liabilities, noncurrent	934,610	170,966	0
Total non-current liabilities	1,195,861	170,966	0
Total liabilities	1,957,103	799,647	423,647
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,145,000 shares issued and outstanding as of March 31, 2021 and 2020	17,145	17,145	16,150
Additional paid-in capital	1,563,472	1,563,472	1,435,200
Accumulated losses	(242,269)	(214,247)	(126,948)
Accumulated other comprehensive income	162,145	113,440	127,669
Total stockholders' equity	1,500,493	1,479,810	1,452,071
Total liabilities and stockholders' equity	$ 3,457,596	$ 2,279,457	$ 1,875,718